091-02349

For Internal Use Only SEC File No. 91-	Submit 1 Original And 9 Copies	07082707	I No.: 3235-0504 :pires 07/31/20xx per response: 2.00

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

RECEIVED
2007 DEC 13 AM 11:45
SEC / MR

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Corporation
3. Class of New Derivative Securities Product: Index-Linked Securities
4. Name of Underlying Instrument: MSCI EAFE Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.
6. Ticker Symbol(s) of New Derivative Product: MHU
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

   Asx National, Athens, Cats, Copenhagen, Euronext Belgium, Euronext, France, Euronext Netherlands, Euronext Portugal, Helsinki, Hong Kong, Irish, Italy Continuous, Jasdaq, London, Nzse National, Om Stockholm, Osaka, Oslo, Singapore, Swiss Virt-X, Swx Swiss Exchang Tokyo, Vienna, Xetra
8. Settlement Methodology of New Derivative Securities Product: Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

PROCESSED
DEC 19 2007
THOMSON FINANCIAL

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	[signature]
Date:	December 10, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 13 2007

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

December 10, 2007

RECEIVED
2007 DEC 13 AM 11:45
SEC / MR

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the Merrill Lynch & Co, Inc. Accelerated Return Notes linked to the MSCI EAFE Index (MHU) and the Strategic Return Notes linked to the Merrill Lynch Factor Model (MXH) listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 1 3 2007

END